Share Capital and Dividends (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of Issued Share Capital
As at March 31, 2022, the issued share capital of the Company is as follows:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Beginning balance as at April 1, 2021	51,373,822	193,552	7,321,616	3,985
Shares issued pursuant to vesting of share-based compensation granted on business acquisitions	834,324	2,935	—	—
Shares issued in consideration of the acquisition of R3D (note 3)	25,182,676	80,585	—	—
Shares issued under a private placement	8,143,322	24,686
Shares purchased for cancellation	(349,400)	(1,244)	—	—
Exercise of stock options	2,750	10	152,632	518
Conversion of shares	302,632	182	(302,632)	(182)
Settlement of DSUs	63,874	195	—	—
Ending balance as at March 31, 2022	85,554,000	300,901	7,171,616	4,321

As at March 31, 2021, the issued share capital of the Company is as follows:

	Subordinate Voting Shares		Multiple Voting Shares
	Number of shares	$	Number of shares	$
Beginning balance as at April 1, 2020	50,904,533	191,820	7,168,984	3,515
Shares issued pursuant to vesting of share-based compensation granted on business acquisitions	458,071	1,686	—	—
Exercise of stock options	3,500	14	152,632	470
Settlement of DSUs	7,718	32	—	—
Ending balance as at March 31, 2021	51,373,822	193,552	7,321,616	3,985

Summary of Option Activity
The following table presents information concerning stock option activity for the respective years:

Year ended	March 31, 2022		March 31, 2021
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		$		$
Beginning balance as at April 1	3,525,181	3.37	3,172,289	3.72
Granted	1,073,302	3.23	755,000	2.26
Forfeited	(192,167)	3.57	(130,163)	4.93
Expired	(166,852)	6.13	(115,813)	5.93
Exercised	(155,382)	1.92	(156,132)	1.92
Ending balance as at March 31	4,084,082	3.23	3,525,181	3.37
Exercisable at year end	1,527,805	3.31	1,580,444	3.44

Summary of Weighted Average Assumptions Used for Valuation of Share Options Granted
The assumptions used to determine the 2022 and 2021 stock options grant date fair values using the Black-Scholes stock option pricing model were as follows:

Year ended	March 31,
	2022	2021
Weighted average assumptions
Share price	$3.23	$2.26
Exercise price	$3.23	$2.26
Risk-free interest rate	1.25%	0.46%
Expected volatility (a)	34.7%	34.9%
Dividend yield	—	—
Expected option life (years)	6.6	6.6
Vesting conditions – time (years)	3.2	3.3

(a) Determined on the basis of observed volatility in publicly traded companies operating in similar industries.

Schedule of Share Options Exercise Price Ranges
The following tables summarize the number of stock options outstanding by currency, exercise price and the weighted average remaining exercise period, expressed in number of years:

As at	March 31, 2022		March 31, 2021
Exercise price range (CAD)	Number of options	Weighted average remaining exercise period – in years	Number of options	Weighted average remaining exercise period – in years
$
1.85 to 2.55	892,896	5.52	1,095,528	5.88
2.56 to 2.95	120,000	3.09	120,000	4.09
2.96 to 3.30	938,702	7.45	182,500	5.01
3.31 to 3.95	673,000	5.71	750,500	6.81
3.96 to 4.55	455,000	6.59	459,000	7.59
	3,079,598	6.21	2,607,528	6.30

As at	March 31, 2022		March 31, 2021
Exercise price range (USD)	Number of options	Weighted average remaining exercise period – in years	Number of options	Weighted average remaining exercise period – in years
$
1.67 to 2.25	180,000	8.23	185,000	9.24
2.26 to 3.85	818,525	7.12	532,550	6.98
3.86 to 4.45	—	—	20,856	0.89
4.59 to 4.85	—	—	47,672	0.49
4.90 to 5.45	5,959	0.81	131,575	1.00
	1,004,484	7.28	917,653	6.09

Summary of DSU Activity	The following table presents information concerning DSU activity for the respective years:

Year ended	March 31,
	2022	2021
Beginning balance as at April 1	330,246	140,885
Granted to non-employee directors	173,149	197,079
Settled	(63,874)	(7,718)
Ending balance as at March 31	439,521	330,246

Summary of Share based Compensation
Total share-based compensation expense for the years ended March 31, 2022 and 2021 is summarized as follows:

Year ended	March 31,
	2022	2021
	$	$
Stock options	851	700
Share purchase plan – employer contribution	1,138	653
Share-based compensation granted on business acquisitions	1,524	4,051
DSUs	576	523
RSUs	92	314
PSUs	273	—
	4,454	6,241